AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 74.4%
Australia – 6.1%
Australia Government Bond Series 139 3.25%, 04/21/2025(a)	AUD	4,199	$3,412,013

Colombia – 0.5%
Colombian TES Series B 5.75%, 11/03/2027	COP	1,177,700	291,692

Mexico – 0.3%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	3,550	185,748

Peru – 0.4%
Peru Government Bond 6.35%, 08/12/2028	PEN	880	232,666

Russia – 0.8%
Russian Federal Bond - OFZ Series 6227 7.40%, 07/17/2024	RUB	32,513	452,981

Spain – 0.8%
Spain Government Bond 0.80%, 07/30/2027(a)	EUR	356	448,821

United States – 65.5%
U.S. Treasury Bonds 6.125%, 11/15/2027(b)	U.S.$	859	1,133,484
6.875%, 08/15/2025(b)		2,177	2,724,151
U.S. Treasury Notes 0.50%, 10/31/2027		641	624,985
0.625%, 05/15/2030(b) (c)		1,784	1,701,585
1.50%, 08/15/2026(b)		4,689	4,871,016
1.625%, 10/31/2026(b)		4,775	4,991,904
1.625%, 08/15/2029(b) (c)		3,047	3,169,520
2.125%, 07/31/2024-05/31/2026		9,695	10,293,444
2.25%, 11/15/2024(b)		929	984,065
2.375%, 08/15/2024		614	651,204
2.875%, 08/15/2028(b)		743	837,958
3.125%, 11/15/2028(b)		4,298	4,929,826

			36,913,142

Total Governments - Treasuries (cost $41,695,811)			41,937,063

CORPORATES - NON-INVESTMENT GRADE – 13.8%
Industrial – 12.7%
Basic – 0.4%
Arconic Corp. 6.125%, 02/15/2028(a)		6	6,416
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		6	6,500

	Principal Amount (000)		U.S. $ Value

Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	29	$31,482
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	100	117,774
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)	U.S.$	72	76,062

			238,234

Capital Goods – 0.7%
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		28	28,805
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		7	6,912
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		16	16,458
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	63,347
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		10	10,288
5.125%, 12/15/2026(a)		2	2,099
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	124,508
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	35	36,117
Tervita Corp. 11.00%, 12/01/2025(a)		18	20,651
TransDigm, Inc. 8.00%, 12/15/2025(a)		35	37,637
Triumph Group, Inc. 8.875%, 06/01/2024(a)		14	15,575
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		16	17,239

			379,636

Communications - Media – 1.6%
Altice Financing SA 5.00%, 01/15/2028(a)		200	196,558
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		26	27,317
5.125%, 05/01/2027(a)		159	166,376
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		161	165,400
DISH DBS Corp. 5.00%, 03/15/2023		8	8,364
5.875%, 11/15/2024		53	57,135
Mav Acquisition Corp. 5.75%, 08/01/2028(a)		56	55,717
Meredith Corp. 6.875%, 02/01/2026		8	8,320
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		21	20,995

	Principal Amount (000)		U.S. $ Value

Sinclair Television Group, Inc. 5.875%, 03/15/2026(a)	U.S.$	100	$102,707
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		28	28,869
TEGNA, Inc. 4.75%, 03/15/2026(a)		25	26,604
Univision Communications, Inc. 5.125%, 02/15/2025(a)		4	4,066
9.50%, 05/01/2025(a)		20	21,911

			890,339

Communications - Telecommunications – 0.1%
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		35	35,275
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		10	10,723

			45,998

Consumer Cyclical - Automotive – 0.6%
Adient US LLC 9.00%, 04/15/2025(a)		88	96,225
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		45	47,630
Ford Motor Co. 9.00%, 04/22/2025		27	33,226
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)	EUR	116	148,878
Meritor, Inc. 6.25%, 06/01/2025(a)	U.S.$	5	5,296
Tenneco, Inc. 7.875%, 01/15/2029(a)		26	29,385

			360,640

Consumer Cyclical - Entertainment – 2.0%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		16	16,577
Carnival Corp. 5.75%, 03/01/2027(a)		42	42,677
10.50%, 02/01/2026(a)		107	122,587
11.50%, 04/01/2023(a)		66	74,396
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		159	165,118
Mattel, Inc. 3.15%, 03/15/2023		144	146,593
5.875%, 12/15/2027(a)		102	111,480
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		33	33,243
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		108	110,980
10.875%, 06/01/2023(a)		47	53,383
11.50%, 06/01/2025(a)		78	89,287

	Principal Amount (000)		U.S. $ Value

SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)	U.S.$	20	$21,512
9.50%, 08/01/2025(a)		26	28,094
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		58	61,917
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		11	11,688
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	11,399
13.00%, 05/15/2025(a)		16	18,560
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,996

			1,133,487

Consumer Cyclical - Other – 1.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		13	13,626
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		6	6,561
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		125	132,198
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		18	18,990
Churchill Downs, Inc. 5.50%, 04/01/2027(a)		29	30,177
Empire Communities Corp. 7.00%, 12/15/2025(a)		143	151,122
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		85	89,105
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	41,567
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		11	11,825
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(a)		7	7,330
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		24	25,401
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		11	11,302
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	17,007
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	22,318
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		33	34,981

			613,510

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)	U.S.$	17	$17,142
5.75%, 04/15/2025(a)		25	26,403
IRB Holding Corp. 7.00%, 06/15/2025(a)		26	27,810

			71,355

Consumer Cyclical - Retailers – 0.6%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	100	117,452
L Brands, Inc. 9.375%, 07/01/2025(a)	U.S.$	10	12,973
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		73	75,543
Rite Aid Corp. 7.50%, 07/01/2025(a)		12	12,045
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		30	31,569
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		39	39,793
Staples, Inc. 7.50%, 04/15/2026(a)		15	15,230
William Carter Co. (The) 5.50%, 05/15/2025(a)		22	23,163

			327,768

Consumer Non-Cyclical – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		154	157,932
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		29	30,892
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)		11	11,541
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		23	23,060
6.75%, 04/15/2025(a)		48	50,712
ModivCare, Inc. 5.875%, 11/15/2025(a)		9	9,600
Newell Brands, Inc. 4.70%, 04/01/2026		26	28,967
4.875%, 06/01/2025		7	7,765
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		24	24,502
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		7	7,444
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		39	40,227

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 4.875%, 01/01/2026(a)	U.S.$	9	$9,310
6.25%, 02/01/2027(a)		24	25,010
7.50%, 04/01/2025(a)		29	31,184
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		7	7,279
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		15	15,690

			481,115

Energy – 2.1%
Antero Resources Corp. 8.375%, 07/15/2026(a)		14	15,847
Apache Corp. 4.625%, 11/15/2025		6	6,452
4.875%, 11/15/2027		12	12,915
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		177	190,687
Callon Petroleum Co. 8.00%, 08/01/2028(a)		28	26,328
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	33,852
CNX Resources Corp. 6.00%, 01/15/2029(a)		33	34,934
EnLink Midstream LLC 5.625%, 01/15/2028(a)		48	50,841
EnLink Midstream Partners LP 4.40%, 04/01/2024		134	140,518
4.85%, 07/15/2026		31	32,386
EQT Corp. 7.50%, 02/01/2030		31	40,723
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	15,157
8.00%, 01/15/2027		29	29,899
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		51	53,153
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		15	14,044
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		122	124,491
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		58	59,783
Occidental Petroleum Corp. 3.20%, 08/15/2026		75	74,743
5.875%, 09/01/2025		10	11,082
8.00%, 07/15/2025		18	21,428
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		40	36,926
Range Resources Corp. 5.00%, 03/15/2023		3	3,104
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		7	7,298

	Principal Amount (000)		U.S. $ Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)	U.S.$	46	$47,550
Transocean, Inc. 8.00%, 02/01/2027(a)		23	16,988
Western Midstream Operating LP 3.95%, 06/01/2025		5	5,175
4.35%, 02/01/2025		49	51,403
4.75%, 08/15/2028		24	26,109
5.30%, 02/01/2030		20	22,459

			1,206,275

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(a)		16	16,840
IAA, Inc. 5.50%, 06/15/2027(a)		5	5,256

			22,096

Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	60,415
APX Group, Inc. 6.75%, 02/15/2027(a)		53	56,201
Aramark Services, Inc. 6.375%, 05/01/2025(a)		42	44,282
Gartner, Inc. 4.50%, 07/01/2028(a)		63	66,589
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		50	50,880
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		25	25,841
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		78	75,734
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(a)		82	85,718
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		84	98,287
Square, Inc. 2.75%, 06/01/2026(a)		81	82,795
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		12	12,840

			659,582

Technology – 1.0%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		10	10,245
Avaya, Inc. 6.125%, 09/15/2028(a)		81	86,727
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		39	41,597

	Principal Amount (000)		U.S. $ Value

CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	20	$20,582
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		36	36,828
Microchip Technology, Inc. 4.25%, 09/01/2025		91	95,666
NCR Corp. 5.00%, 10/01/2028(a)		105	108,228
8.125%, 04/15/2025(a)		18	19,559
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	57,812
8.25%, 02/01/2028(a)		2	2,173
Science Applications International Corp. 4.875%, 04/01/2028(a)		4	4,200
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		60	62,252

			545,869

Transportation - Airlines – 0.3%
Air Canada 3.875%, 08/15/2026(a)		12	12,033
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		24	24,949
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		41	45,648
United Airlines, Inc. 4.375%, 04/15/2026(a)		91	93,616

			176,246

Transportation - Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		2	2,095

			7,154,245

Financial Institutions – 0.8%
Banking – 0.1%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		35	36,010
7.00%, 01/15/2026(a)		7	7,551

			43,561

Finance – 0.6%
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	53,911
goeasy Ltd. 4.375%, 05/01/2026(a)		76	78,297
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		200	204,708

	Principal Amount (000)		U.S. $ Value

Navient Corp. 6.50%, 06/15/2022	U.S.$	14	$14,605

			351,521

REITs – 0.1%
Diversified Healthcare Trust 9.75%, 06/15/2025		36	39,737
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		31	32,986

			72,723

			467,805

Utility – 0.3%
Electric – 0.2%
Calpine Corp. 5.125%, 03/15/2028(a)		8	8,111
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		5	4,561
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		68	70,602

			83,274

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		72	75,487

			158,761

Total Corporates - Non-Investment Grade (cost $7,549,511)			7,780,811

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.5%
Risk Share Floating Rate – 9.9%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		150	150,000
Series 2019-1A, Class M2 2.789% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (d)		152	152,812
Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		150	150,463
Series 2019-4A, Class M2 2.939% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (d)		150	150,513
Series 2020-2A, Class M1C 4.089% (LIBOR 1 Month + 4.00%), 08/26/2030(a) (d)		150	153,347

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.389% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)	U.S.$	8	$8,561
Series 2019-R03, Class 1M2 2.239% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		13	12,571
Series 2019-R05, Class 1M2 2.089% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		7	6,550
Eagle Re Ltd. Series 2021-1, Class M1A 1.75% (SOFR + 1.70%), 10/25/2033(a) (d)		150	150,331
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M3 4.639% (LIBOR 1 Month + 4.55%), 10/25/2024(d)		83	83,803
Series 2015-DNA3, Class M3 4.789% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		201	207,714
Series 2015-HQA1, Class M3 4.789% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		178	182,551
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		233	241,635
Series 2017-DNA1, Class M2 3.339% (LIBOR 1 Month + 3.25%), 07/25/2029(d)		235	240,886
Series 2017-DNA2, Class M2 3.539% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		400	414,371
Series 2019-DNA3, Class M2 2.139% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		10	10,557
Series 2019-DNA4, Class M2 2.039% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		15	14,922
Series 2020-DNA1, Class M2 1.789% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		95	95,058
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(a) (d)		77	77,291
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.989% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		141	145,763
Series 2015-C02, Class 1M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		32	33,090

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 2M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	U.S.$	11	$11,293
Series 2015-C03, Class 1M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		39	39,848
Series 2015-C04, Class 2M2 5.639% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		4	3,719
Series 2016-C01, Class 1M2 6.839% (LIBOR 1 Month + 6.75%), 08/25/2028(d)		113	120,609
Series 2016-C01, Class 2M2 7.039% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		15	15,575
Series 2016-C04, Class 1B 10.339% (LIBOR 1 Month + 10.25%), 01/25/2029(d)		118	135,866
Series 2016-C05, Class 2M2 4.539% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		112	116,737
Series 2017-C02, Class 2B1 5.589% (LIBOR 1 Month + 5.50%), 09/25/2029(d)		24	25,991
Series 2017-C05, Class 1M2 2.289% (LIBOR 1 Month + 2.20%), 01/25/2030(d)		53	54,521
Series 2018-C01, Class 1B1 3.639% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		180	184,479
Home Re Ltd. Series 2018-1, Class M1 1.689% (LIBOR 1 Month + 1.60%), 10/25/2028(a) (d)		44	44,390
Series 2020-1, Class M2 5.339% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (d)		150	152,868
Series 2021-1, Class M1B 1.639% (LIBOR 1 Month + 1.55%), 07/25/2033(a) (d)		250	249,254
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.989% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		37	37,364
Series 2019-1, Class M2 2.989% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (d)		150	150,000
Oaktown Re II Ltd. Series 2018-1A, Class M1 1.639% (LIBOR 1 Month + 1.55%), 07/25/2028(a) (d)		31	30,983

	Principal Amount (000)		U.S. $ Value

Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.039% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)	U.S.$	150	$150,000
Oaktown Re VI Ltd. Series 2021-1A, Class M1A 1.70% (SOFR + 1.65%), 10/25/2033(a) (d)		150	150,741
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (d)		49	48,972
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (d)		30	30,289
Radnor Re Ltd. Series 2019-1, Class M1B 2.039% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		96	95,838
Series 2019-2, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		305	306,754
Series 2020-1, Class M1A 1.039% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (d)		150	149,910
Series 2020-1, Class M1C 1.839% (LIBOR 1 Month + 1.75%), 01/25/2030(a) (d)		150	149,139
Series 2021-1, Class M1A 1.70% (SOFR + 1.65%), 12/27/2033(a) (d)		250	250,160
Triangle Re Ltd. Series 2020-1, Class M1C 4.589% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (d)		150	152,505

			5,540,594

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(e)		103	23,527
Series 5080, Class IJ 4.00%, 12/25/2050(e)		770	110,708
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(e)		250	11,612
Series 2016-26, Class IO 5.00%, 05/25/2046(e)		229	39,286
Series 2016-31, Class IO 5.00%, 06/25/2046(e)		295	46,721

	Principal Amount (000)		U.S. $ Value

Series 2016-64, Class BI 5.00%, 09/25/2046(e)	U.S.$	39	$6,247

			238,101

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 6.007% (6.10% - LIBOR 1 Month), 08/15/2044(d) (f)		130	27,287
Series 4906, Class SA 5.961% (6.05% - LIBOR 1 Month), 09/25/2049(d) (f)		128	27,345
Federal National Mortgage Association REMICs Series 2012-17, Class ES 6.461% (6.55% - LIBOR 1 Month), 03/25/2041(d) (f)		115	14,709
Series 2012-17, Class SE 5.861% (5.95% - LIBOR 1 Month), 03/25/2042(d) (f)		81	20,855
Series 2019-25, Class SA 5.961% (6.05% - LIBOR 1 Month), 06/25/2049(d) (f)		65	12,458
Series 2019-42, Class SQ 5.961% (6.05% - LIBOR 1 Month), 08/25/2049(d) (f)		62	11,626

			114,280

Total Collateralized Mortgage Obligations (cost $5,848,984)			5,892,975

GOVERNMENTS - SOVEREIGN AGENCIES – 7.5%
Canada – 7.5%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $4,113,064)	CAD	5,065	4,228,845

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.4%
Non-Agency Fixed Rate CMBS – 6.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	92,130
BANK 2020-BNK28 Series 2020-BN28, Class XA 1.785%, 03/15/2063(e)		2,084	284,308
BANK 2020-BNK29 Series 2020-BN29, Class XA 1.353%, 11/15/2053(e)		995	102,583
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.342%, 05/15/2052(e)		993	87,162
Bbcms Mortgage Trust Series 2017-C1, Class XA 1.451%, 02/15/2050(e)		1,482	94,085

	Principal Amount (000)		U.S. $ Value

CD Mortgage Trust Series 2016-CD1, Class XA 1.391%, 08/10/2049(e)	U.S.$	1,621	$91,180
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.637%, 05/10/2058(e)		90	5,680
Series 2017-C8, Class XA 1.589%, 06/15/2050(e)		327	21,627
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class XA 1.034%, 04/10/2048(e)		2,470	81,599
Series 2016-P3, Class XA 1.682%, 04/15/2049(e)		1,034	59,686
Series 2017-P7, Class XA 1.107%, 04/14/2050(e)		977	46,658
Series 2018-C6, Class XA 0.778%, 11/10/2051(e)		987	49,503
Commercial Mortgage Trust Series 2012-CR5, Class C 4.32%, 12/10/2045(a)		100	100,000
Series 2014-CR16, Class D 4.926%, 04/10/2047(a)		100	94,621
Series 2015-CR27, Class XA 0.913%, 10/10/2048(e)		1,287	43,619
Series 2016-DC2, Class XA 0.959%, 02/10/2049(e)		2,680	95,063
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.763%, 04/15/2050(a)		100	73,457
GS Mortgage Securities Trust Series 2013-GC13, Class D 4.085%, 07/10/2046(a)		100	64,177
Series 2016-GS3, Class XA 1.216%, 10/10/2049(e)		1,351	69,117
Series 2017-GS5, Class XA 0.845%, 03/10/2050(e)		1,473	61,714
Series 2017-GS7, Class XA 1.115%, 08/10/2050(e)		3,409	173,376
Series 2019-GC39, Class XA 1.136%, 05/10/2052(e)		4,675	315,557
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.558%, 08/15/2046(a)		75	56,270
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class A3 4.07%, 11/15/2043(a)		127	127,001
Series 2012-C8, Class E 4.669%, 10/15/2045(a)		100	85,721
Series 2012-LC9, Class G 4.414%, 12/15/2047(a)		100	72,273
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	112,683

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class B 3.708%, 05/15/2046	U.S.$	110	$114,203
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.551%, 05/10/2045(a)		125	119,384
Series 2017-C1, Class XA 1.521%, 06/15/2050(e)		1,243	83,703
Series 2017-C2, Class XA 1.058%, 08/15/2050(e)		2,599	125,909
Series 2018-C14, Class XA 0.987%, 12/15/2051(e)		979	58,177
Series 2018-C15, Class XA 0.922%, 12/15/2051(e)		919	50,648
Series 2019-C18, Class XA 1.038%, 12/15/2052(e)		1,283	83,797
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.305%, 04/10/2046(a)		81	65,529
Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class XA 1.206%, 01/15/2059(e)		862	39,484
Series 2016-C35, Class XA 1.894%, 07/15/2048(e)		1,136	86,316
Series 2016-LC24, Class XA 1.648%, 10/15/2049(e)		871	58,111
Series 2018-C48, Class XA 0.943%, 01/15/2052(e)		865	50,435
Series 2019-C52, Class XA 1.614%, 08/15/2052(e)		987	100,045
Wells Fargo Commercial Mortgage Trust 2015-LC20 Series 2015-LC20, Class B 3.719%, 04/15/2050		105	112,119
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.964%, 06/15/2044(a)		60	53,770
Series 2011-C4, Class E 4.964%, 06/15/2044(a)		25	15,755

			3,778,235

Non-Agency Floating Rate CMBS – 0.7%
BFLD Series 2019-DPLO, Class D 1.933% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (d)		59	58,963
Series 2019-DPLO, Class E 2.333% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (d)		10	9,950

	Principal Amount (000)		U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 2.118% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (d)	U.S.$	120	$119,963
Great Wolf Trust Series 2019-WOLF, Class D 2.026% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (d)		45	44,844
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.093% (LIBOR 1 Month + 4.00%), 05/15/2036(a) (d)		133	94,996
Starwood Retail Property Trust Series 2014-STAR, Class A 1.563% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		89	58,499

			387,215

Total Commercial Mortgage-Backed Securities (cost $4,343,227)			4,165,450

CORPORATES - INVESTMENT GRADE – 7.1%
Financial Institutions – 4.1%
Banking – 3.1%
AIB Group PLC 4.263%, 04/10/2025(a)		205	221,099
Banco de Credito del Peru 3.125%, 07/01/2030(a)		39	37,967
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		150	168,937
Banco Santander SA 5.179%, 11/19/2025		200	229,160
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(d) (g)		36	36,015
CIT Group, Inc. 3.929%, 06/19/2024		15	15,753
Danske Bank A/S 5.375%, 01/12/2024(a)		200	221,354
ING Groep NV 6.875%, 04/16/2022(a) (g)		200	207,182
Morgan Stanley Series G 4.00%, 07/23/2025		125	139,231
Series H 3.736% (LIBOR 3 Month + 3.61%), 10/15/2021(d) (g)		7	7,026
Nationwide Building Society 3.622%, 04/26/2023(a)		200	204,644

	Principal Amount (000)		U.S. $ Value

PNC Financial Services Group, Inc. (The) Series O 6.75% (LIBOR 3 Month + 3.68%), 11/01/2021 (d) (g)	U.S.$	12	$12,063
Santander Holdings USA, Inc. 4.40%, 07/13/2027		108	122,214
Truist Financial Corp. Series P 4.95%, 09/01/2025(g)		107	117,777

			1,740,422

Finance – 0.8%
Aircastle Ltd. 2.85%, 01/26/2028(a)		5	5,133
4.125%, 05/01/2024		8	8,560
4.25%, 06/15/2026		2	2,204
4.40%, 09/25/2023		16	17,120
5.00%, 04/01/2023		3	3,206
5.25%, 08/11/2025(a)		52	58,686
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		4	4,044
3.50%, 11/01/2027(a)		8	8,505
3.875%, 05/01/2023(a)		11	11,517
4.125%, 08/01/2025(a)		16	17,431
4.375%, 01/30/2024(a)		26	27,920
5.50%, 12/15/2024(a)		77	87,287
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		200	135,000
Synchrony Financial 2.85%, 07/25/2022		23	23,512
4.375%, 03/19/2024		15	16,326
4.50%, 07/23/2025		21	23,478

			449,929

Insurance – 0.2%
Voya Financial, Inc. 5.65%, 05/15/2053		101	106,774

REITs – 0.0%
Sabra Health Care LP 4.80%, 06/01/2024		11	12,061

			2,309,186

Industrial – 3.0%
Basic – 0.0%
Arconic Corp. 6.00%, 05/15/2025(a)		15	15,852
Vale Overseas Ltd. 3.75%, 07/08/2030		2	2,133

			17,985

Capital Goods – 0.3%
General Electric Co. 3.45%, 05/01/2027		133	147,464

	Principal Amount (000)		U.S. $ Value

Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	U.S.$	7	$7,467
4.40%, 03/15/2024		8	8,664

			163,595

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/2022		130	134,148
ViacomCBS, Inc. 3.70%, 08/15/2024		26	28,064

			162,212

Consumer Cyclical - Automotive – 0.6%
General Motors Financial Co., Inc. 3.25%, 01/05/2023		75	77,735
3.70%, 05/09/2023		84	87,905
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		18	19,268
Hyundai Capital America 5.875%, 04/07/2025(a)		121	140,319
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		7	7,137
2.80%, 01/13/2022(a)		4	4,037
3.45%, 03/15/2023(a)		6	6,243

			342,644

Consumer Cyclical - Other – 0.0%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		14	16,163

Consumer Cyclical - Retailers – 0.1%
Ross Stores, Inc. 4.70%, 04/15/2027		26	30,336

Consumer Non-Cyclical – 0.2%
BAT Capital Corp. 4.70%, 04/02/2027		32	36,421
Cigna Corp. 3.00%, 07/15/2023		60	62,766

			99,187

Energy – 0.8%
Cenovus Energy, Inc. 5.375%, 07/15/2025		28	31,953
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		41	49,436
Ecopetrol SA 5.375%, 06/26/2026		20	21,804
5.875%, 05/28/2045		4	4,237
6.875%, 04/29/2030		45	53,986
Energy Transfer LP 5.50%, 06/01/2027		80	94,909

	Principal Amount (000)		U.S. $ Value

ONEOK, Inc. 2.20%, 09/15/2025	U.S.$	17	$17,536
5.85%, 01/15/2026		73	86,478
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		16	18,070
4.65%, 10/15/2025		41	45,937

			424,346

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		4	4,664

Technology – 0.4%
Broadcom, Inc. 4.11%, 09/15/2028		100	112,867
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)		110	135,733

			248,600

Transportation - Airlines – 0.3%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		42	49,413
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		24	25,842
Southwest Airlines Co. 5.25%, 05/04/2025		92	105,140

			180,395

			1,690,127

Total Corporates - Investment Grade (cost $3,696,341)			3,999,313

EMERGING MARKETS - SOVEREIGNS – 4.5%
Bahrain – 0.4%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		200	221,812

Dominican Republic – 0.7%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		357	400,398

Ecuador – 0.2%
Ecuador Government International Bond 5.00%, 07/31/2030(a)		97	84,906

Egypt – 0.4%
Egypt Government International Bond 5.75%, 05/29/2024(a)		212	225,025

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		82	77,106

	Principal Amount (000)		U.S. $ Value

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)	U.S.$	200	$196,913

Ivory Coast – 0.6%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	100	127,952
6.375%, 03/03/2028(a)	U.S.$	200	220,662

			348,614

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (h) (i)		16	1,920

Nigeria – 0.1%
Nigeria Government International Bond 5.625%, 06/27/2022		40	41,370

Oman – 0.4%
Oman Government International Bond 4.875%, 02/01/2025(a)		200	208,788

South Africa – 0.8%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		200	206,600
5.875%, 09/16/2025		200	226,225

			432,825

Ukraine – 0.5%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		200	198,562
Ukraine Government International Bond 7.75%, 09/01/2025(a)		100	108,700

			307,262

Total Emerging Markets - Sovereigns (cost $2,545,546)			2,546,939

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.266% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (d)		250	249,785
Rockford Tower CLO Ltd. Series 2021-2A, Class D 3.40% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (d)		250	250,101
Signal Peak CLO 2 LLC Series 2015-1A, Class AR2 1.114% (LIBOR 3 Month + 0.98%), 04/20/2029(a) (d)		389	389,064

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.319% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (d)	U.S.$	250	$249,974

Total Collateralized Loan Obligations (cost $1,125,501)			1,138,924

EMERGING MARKETS - TREASURIES – 1.5%
Brazil – 1.5%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $859,010)	BRL	4,146	817,228

BANK LOANS – 1.3%
Industrial – 1.1%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(j)	U.S.$	102	101,252

Communications - Media – 0.0%
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(j)		9	8,646

Communications - Telecommunications – 0.2%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(j)		46	46,139
DIRECTV Financing, LLC 07/22/2027(k)		30	29,929
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(j)		44	43,696

			119,764

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(j)		40	39,317
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(j) (l)		30	30,037
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(j)		28	27,515

			96,869

Energy – 0.2%
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(j) (l)		118	117,271

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
Rockwood Service Corporation 4.092% (LIBOR 1 Month + 4.00%), 01/23/2027(j) (l)	U.S.$	3	$3,044

Services – 0.1%
Amentum Government Services Holdings LLC 3.592% (LIBOR 1 Month + 3.50%), 01/29/2027(j)		3	2,947
Parexel International Corporation 2.842% (LIBOR 1 Month + 2.75%), 09/27/2024(j)		12	12,119
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(j)		20	18,866

			33,932

Technology – 0.3%
athenahealth, Inc. 4.410% (LIBOR 3 Month + 4.25%), 02/11/2026(j)		19	18,687
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 10/02/2025(j)		27	27,039
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(j)		89	87,485
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(j)		20	19,919
Presidio Holdings, Inc. 3.600% (LIBOR 1 Month + 3.50%), 01/22/2027(j)		1	509
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(j)		9	8,831

			162,470

			643,248

Financial Institutions – 0.1%
Insurance – 0.1%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(j)		50	49,875
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.842% (LIBOR 1 Month + 3.75%), 09/03/2026(j)		11	10,664

			60,539

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(j)	U.S.$	22	$21,010
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(j)		4	4,084

			25,094

Total Bank Loans (cost $727,687)			728,881

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.7%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.998%, 11/15/2044(m)		4	4,445
Series 2019-HP1, Class B 3.48%, 12/15/2026(a)		100	102,472
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		100	101,279
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		66	66,994
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(a)		100	101,383

			376,573

Autos - Fixed Rate – 0.3%
Exeter Automobile Receivables Trust Series 2018-4A, Class E 5.38%, 07/15/2025(a)		115	120,793
Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40	42,548
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)		14	14,525

			177,866

Total Asset-Backed Securities (cost $543,032)			554,439

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		14	15,122

	Principal Amount (000)		U.S. $ Value

Volcan Cia Minera SAA 4.375%, 02/11/2026(a)	U.S.$	5	$4,797

			19,919

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		91	96,028

Energy – 0.1%
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		46	48,025
6.125%, 06/30/2025(a)		23	24,998

			73,023

Total Emerging Markets - Corporate Bonds (cost $173,307)			188,970

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.3%
Petroleos Mexicanos 5.35%, 02/12/2028		101	99,955
5.95%, 01/28/2031		53	51,900
6.49%, 01/23/2027		22	23,286

Total Quasi-Sovereigns (cost $154,816)			175,141

	Shares

PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
US Bancorp Series F 6.50% (cost $116,679)		4,450	115,211

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $208,058)		208,058	208,058

Total Investments – 132.2% (cost $73,700,574)(q)			74,478,248
Other assets less liabilities – (32.2)%			(18,127,464)

Net Assets – 100.0%			$56,350,784

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	4	September 2021	$497,781	$2,294
Sold Contracts
10 Yr Canadian Bond Futures	10	September 2021	1,186,358	(33,560)
10 Yr Mini Japan Government Bond Futures	3	September 2021	416,562	(2,331)
Euro-BOBL Futures	5	September 2021	802,853	(7,682)
Euro-Schatz Futures	3	September 2021	399,843	(697)
Long Gilt Future	4	September 2021	721,633	(14,571)
U.S. 10 Yr Ultra Futures	15	September 2021	2,253,750	(27,880)
U.S. T-Note 2 Yr (CBT) Futures	22	September 2021	4,854,438	(629)
U.S. T-Note 10 Yr (CBT) Futures	101	September 2021	13,579,766	(251,211)

				$(336,267)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	4,591	USD	896	08/03/2021	$14,914
Barclays Bank PLC	USD	889	BRL	4,591	08/03/2021	(7,037)
Barclays Bank PLC	BRL	4,591	USD	885	09/02/2021	7,018
BNP Paribas SA	BRL	4,591	USD	923	08/03/2021	41,793
BNP Paribas SA	USD	896	BRL	4,591	08/03/2021	(14,914)
BNP Paribas SA	COP	1,305,902	USD	340	09/16/2021	3,822
Deutsche Bank AG	EUR	443	USD	543	08/03/2021	17,229
Goldman Sachs Bank USA	AUD	3,804	USD	2,949	08/25/2021	156,532
HSBC Bank USA	USD	11	IDR	163,286	10/15/2021	124
JPMorgan Chase Bank, NA	RUB	34,655	USD	464	09/30/2021	(5,087)
Morgan Stanley Capital Services, Inc.	PEN	1,109	USD	279	09/16/2021	5,728
Morgan Stanley Capital Services, Inc.	CAD	5,357	USD	4,298	09/24/2021	4,467
State Street Bank & Trust Co.	EUR	687	USD	831	08/03/2021	16,841
State Street Bank & Trust Co.	JPY	2,145	USD	20	08/19/2021	148
State Street Bank & Trust Co.	AUD	864	USD	652	08/25/2021	17,856
State Street Bank & Trust Co.	MXN	3,296	USD	163	08/27/2021	(2,232)
State Street Bank & Trust Co.	EUR	1,126	USD	1,339	11/08/2021	(109)

						$257,093

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	0.01%	08/20/2021	USD	890	$8,233	$(10,072)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00%	Quarterly	2.93%	USD	1,616	$157,057	$152,873	$4,184
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2024*	5.00	Quarterly	1.29	USD	40	4,454	3,243	1,211
iTraxxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.36	EUR	1,790	267,182	225,562	41,620

						$428,693	$381,678	$47,015

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual	$17,178	$—	$17,178
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	(13,940)	—	(13,940)

						$3,238	$—	$3,238

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	18	$(4,751)	$(4,365)	$(386)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	19	(5,014)	(4,561)	(453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	26	(6,862)	(6,242)	(620)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10	(2,639)	(2,619)	(20)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	500	(131,909)	(181,637)	49,728
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	24	(6,330)	(2,013)	(4,317)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	36	(9,495)	(3,004)	(6,491)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(13,977)	(3,231)	(10,746)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	79	(20,835)	(4,782)	(16,053)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	360	(31,627)	(11,205)	(20,422)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	555	(146,372)	(75,104)	(71,268)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	156	(41,142)	(33,237)	(7,905)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	400	(105,493)	(48,915)	(56,578)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	24	(6,330)	(2,003)	(4,327)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	190	$(85,238)	$(36,427)	$(48,811)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	12	(3,164)	(1,001)	(2,163)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(791)	(179)	(612)

						$(621,969)	$(420,525)	$(201,444)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1 Index TRI	3 Month LIBOR	Maturity	USD	151	09/20/2021	$739

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2021
HSBC Bank USA†	0.08%	—	$2,478,251
HSBC Bank USA†	0.08%	—	819,061
HSBC Bank USA†	0.08%	—	1,665,747
HSBC Bank USA†	0.08%	—	1,626,174
HSBC Bank USA†	0.08%	—	463,797
HSBC Bank USA†	0.08%	—	2,072,652
HSBC Bank USA†	0.08%	—	3,324,244
HSBC Bank USA†	0.08%	—	425,519
HSBC Bank USA†	0.09%	—	5,465,068

			$18,340,513

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2021.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$18,340,513	$0	$0	$0	$18,340,513

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $25,212,797 or 44.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(e)	IO - Interest Only.
(f)	Inverse interest only security.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Defaulted.
(i)	Non-income producing security.
(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2021.
(k)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.998%, 11/15/2044	10/09/2019	$4,500	$4,445	0.01%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,895,180 and gross unrealized depreciation of investments was $(1,348,971), resulting in net unrealized appreciation of $546,209.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

PEN – Peruvian Sol

RUB – Russian Ruble

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$41,937,063	$—	$41,937,063
Corporates - Non-Investment Grade	—	7,780,811	—	7,780,811
Collateralized Mortgage Obligations	—	5,892,975	—	5,892,975
Governments - Sovereign Agencies	—	4,228,845	—	4,228,845
Commercial Mortgage-Backed Securities	—	4,165,450	—	4,165,450
Corporates - Investment Grade	—	3,999,313	—	3,999,313
Emerging Markets - Sovereigns	—	2,546,939	—	2,546,939
Collateralized Loan Obligations	—	1,138,924	—	1,138,924
Emerging Markets - Treasuries	—	817,228	—	817,228
Bank Loans	—	578,529	150,352	728,881
Asset-Backed Securities	—	554,439	—	554,439
Emerging Markets - Corporate Bonds	—	188,970	—	188,970
Quasi-Sovereigns	—	175,141	—	175,141
Preferred Stocks	115,211	—	—	115,211
Short-Term Investments	208,058	—	—	208,058

Total Investments in Securities	323,269	74,004,627	150,352	74,478,248
Other Financial Instruments(a):
Assets:
Futures	2,294	—	—	2,294
Forward Currency Exchange Contracts	—	286,472	—	286,472
Centrally Cleared Credit Default Swaps	—	428,693	—	428,693
Centrally Cleared Interest Rate Swaps	—	17,178	—	17,178
Total Return Swaps	—	739	—	739
Liabilities:
Futures	(338,561)	—	—	(338,561)
Forward Currency Exchange Contracts	—	(29,379)	—	(29,379)
Interest Rate Swaptions Written	—	(10,072)	—	(10,072)
Centrally Cleared Interest Rate Swaps	—	(13,940)	—	(13,940)
Credit Default Swaps	—	(621,969)	—	(621,969)
Reverse Repurchase Agreements	(18,340,513)	—	—	(18,340,513)

Total	$(18,353,511)	$74,062,349	$150,352	$55,859,190

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$430	$17,345	$17,567	$208	$0	**

**	Amount less than $500.